Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Classes of current inventories [abstract]
Disclosure of detailed information about inventories [Table Text Block]

	December 31, 2021	December 31, 2020
Finished goods - doré	$3,735	$2,812
Work-in-process	6,409	2,780
Stockpile	9,015	1,336
Silver coins and bullion	10,790	956
Materials and supplies	30,664	24,628
	$60,613	$32,512